UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02619

Prudential Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-716-6422

Date of fiscal year end: July 31

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02619
Reporting Period: 07/01/2022 - 06/30/2023
Prudential Government Money Market Fund, Inc.

========== PGIM Core Government Money Market Fund - Subadviser: PGIM  ==========
==========         Fixed Income, a business unit of PGIM Inc.         ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= PGIM Government Money Market Fund - Subadviser: PGIM Fixed  ==========
=========            Income, a business unit of PGIM Inc.             ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Government Money Market Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 22, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Russ Shupak
Barry H. Evans	Russ Shupak

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

Dated: March 30, 2023

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.